Financial Instruments and Derivatives - Financial Derivatives (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($) GJ / d $ / bbl $ / GJ MMBTU / d shares $ / MMBTU bbl / d	Dec. 31, 2022 USD ($) GJ / d $ / bbl $ / GJ MMBTU / d shares $ / MMBTU bbl / d	Dec. 31, 2021 shares
Disclosure of detailed information about financial instruments [line items]
Number of shares | shares	5,839,464,000	5,839,464,000	5,940,871,000
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	1,356	1,356
Average swap price | $ / bbl	90.04	90.04
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 | Forward contract | Collar, Sold Call Price
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	10,586	10,586
Average swap price | $ / bbl	114.99	114.99
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 | Forward contract | Collar, Bought Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	101.39	101.39
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	616	616
Average swap price | $ / bbl	118.11	118.11
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	96.00	96.00
Financial WTI Crude Oil Derivative Contracts – Canadian Dollar 2023 | Sold Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	76.00	76.00
AECO Natural Gas Derivative Contracts – Canadian Dollar 2023 | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | GJ / d	21,605	21,605
Average swap price | $ / GJ	4.68	4.68
AECO Natural Gas Derivative Contracts – Canadian Dollar 2023 | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | GJ / d	7,397	7,397
Average swap price | $ / GJ	10.21	10.21
AECO Natural Gas Derivative Contracts – Canadian Dollar 2023 | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / GJ	4.48	4.48
AECO Natural Gas Derivative Contracts – Canadian Dollar 2024 January - March | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | GJ / d	10,000	10,000
Average swap price | $ / GJ	5.13	5.13
AECO Natural Gas Derivative Contracts – Canadian Dollar 2024 January - March | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | GJ / d	0	0
Average swap price | $ / GJ	0	0
AECO Natural Gas Derivative Contracts – Canadian Dollar 2024 January - March | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / GJ	0	0
WTI Crude Oil Differential Derivative Contracts – Canadian Dollar | January 2023 - March 2025
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | MMBTU / d	17,500	17,500
Average swap price | $ / MMBTU	(0.94)	(0.94)
January 2023 - April 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 61.5
Fixed annual rate	412.00%	412.00%
January 2023 - April 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 80.3
Fixed annual rate	371.00%	371.00%
January 2023 - June 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 270.0
Fixed annual rate	378.00%	378.00%
January 2023 - June 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 274.7
Fixed annual rate	432.00%	432.00%
January 2023 - June 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 257.5
Fixed annual rate	375.00%	375.00%
January 2023 - June 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 276.4
Fixed annual rate	403.00%	403.00%
January 2023 - April 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 82.0
Fixed annual rate	430.00%	430.00%
January 2023 - April 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 107.0
Fixed annual rate	398.00%	398.00%
January 2023 - April 2025 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 230.0
Fixed annual rate	408.00%	408.00%
January 2023 - April 2025 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 291.1
Fixed annual rate	413.00%	413.00%
January 2023 - April 2027 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 20.0
Fixed annual rate	418.00%	418.00%
January 2023 - April 2027 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 25.3
Fixed annual rate	427.00%	427.00%
January 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 63.9	$ 15.0
January 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	20.5	$ 47.0
January 2023 - April 2023
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 11.9
Number of shares | shares	4,060,760	4,060,760
January 2023 - April 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 7.2
Number of shares | shares	1,103,860	1,103,860
January 2023 - April 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 3.6
Number of shares | shares	386,014	386,014